Employee share scheme reserve	6 Months Ended
Jun. 30, 2023
Employee share scheme reserve
Employee share scheme reserve

10Employee share scheme reserve

At 30 June 2023, the employee share scheme reserve balance was $ 387,468 (at 31 December 2022: $773,666).

Total charge arising from share-based payment transactions recognized in the consolidated statement of comprehensive income as part of employee benefit was $ 386,198 for the six-month period ended 30 June 2023 (expense of $257,093 for the six-month period ended 30 June 2022). The fair value change is a result of the decline in share price during the year which, in turn, led to a decrease in the probability of exercising options and the value of each option. Grant date was achieved after the award date for majority of awarded shares as the grant date was linked to the business combination transaction. Shares was only granted when business combination transaction was consummated.

On 14 April 2022, the board of directors of the Parent Company passed a unanimous resolution to change the maximum number of share options that the Company is authorized to grant to its employees as identified by the management. This extension remains at similar terms with the original options, where 25% of the options vest annually from the issue date and are exercisable up to 10 years from the issue date.